Business Combinations (Details Textuals) (Fluid Power Resources LLC [Member], USD $) In Thousands, unless otherwise specified	Aug. 29, 2008
Fluid Power Resources LLC [Member]
Business Combinations (Textuals) [Abstract]
Aggregate cash purchase price for assets acquired and liabilities assumed	$ 166,000
No of business locations acquired	19